4. Film and Television Costs, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Film And Television Costs Net
Film amortization expense	$ 1,285,237	$ 268,425	$ 1,907,222	$ 1,033,392	$ 1,079,723	$ 2,534,835